Stock-based Compensation - Summary of Share Options Outstanding (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Number outstanding	15,449,513	15,955,892
Weighted average exercise price	$ 0.73	$ 0.71
Number of Options, exercisable	11,449,733
Weighted- Average Exercise price, exercisable	$ 0.68
Aggregate intrinsic value	$ 1
Range Of Exercise Price One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Lower Range Limit	$ 0.15
Upper Range Limit	$ 0.86
Number outstanding	15,403,350
Weighted average remaining contractual term	6 years 1 month 13 days
Weighted average exercise price	$ 0.72
Aggregate intrinsic value	$ 107,517
Number of Options, exercisable	11,416,017
Weighted average remaining contractual term	5 years 3 months 14 days
Weighted- Average Exercise price, exercisable	$ 0.67
Aggregate intrinsic value	$ 80,243
Range Of Exercise Price Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 1.87
Number outstanding	5,963
Weighted average remaining contractual term	9 years 10 days
Weighted average exercise price	$ 1.87
Aggregate intrinsic value	$ 35
Range Of Exercise Price Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 2.10
Number outstanding	33,126
Weighted average remaining contractual term	2 years 8 months 8 days
Weighted average exercise price	$ 2.10
Aggregate intrinsic value	$ 186
Number of Options, exercisable	33,126
Weighted average remaining contractual term	2 years 8 months 8 days
Weighted- Average Exercise price, exercisable	$ 2.10
Aggregate intrinsic value	$ 186
Range Of Exercise Price Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Upper Range Limit	$ 9.07
Number outstanding	7,074
Weighted average remaining contractual term	9 years 11 months 12 days
Weighted average exercise price	$ 9.07
Number of Options, exercisable	590
Weighted average remaining contractual term	9 years 11 months 12 days
Weighted- Average Exercise price, exercisable	$ 9.07